Document And Entity Information	Dec. 09, 2025
Document Information [Line Items]
Entity, Registrant Name	Azenta, Inc.
Document, Type	8-K
Document, Period End Date	Dec. 09, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-25434
Entity, Tax Identification Number	04-3040660
Entity, Address, Address Line One	200 Summit Drive
Entity, Address, Address Line Two	6th Floor
Entity, Address, City or Town	Burlington
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01803
City Area Code	888
Local Phone Number	229-3682
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AZTA
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000933974